COMMITMENTS AND CONTINGENCIES (Detail) In Millions, unless otherwise specified	12 Months Ended									0 Months Ended		12 Months Ended			12 Months Ended	0 Months Ended		12 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2014 USD ($)	Apr. 30, 2014 USD ($)	Apr. 30, 2013 USD ($)	Dec. 31, 2014 EEP	Dec. 31, 2013 EEP	Dec. 31, 2012 EEP	Aug. 07, 2012 Lakehead System Line 14 Crude Oil Release EEP	Jul. 27, 2012 Lakehead System Line 14 Crude Oil Release EEP bbl	Dec. 31, 2013 Lakehead System Line 14 Crude Oil Release EEP	Dec. 31, 2014 Lakehead System Line 14 Crude Oil Release EEP USD ($)	Dec. 31, 2014 Lakehead System Line 14 Crude Oil Release EEP CAD	Dec. 31, 2014 Line 6B Crude Oil Release CAD	Jul. 26, 2010 Line 6B Crude Oil Release EEP mi	Jul. 26, 2010 Line 6B Crude Oil Release EEP km bbl	Dec. 31, 2014 Line 6B Crude Oil Release EEP USD ($) item	Apr. 30, 2011 Line 6B Crude Oil Release EEP USD ($)	Dec. 31, 2014 Line 6A Crude Oil Release CAD item	Sep. 09, 2010 Line 6A Crude Oil Release EEP bbl	Dec. 31, 2014 Line 6A Crude Oil Release EEP USD ($)
Amount expected to be paid within the next five years for contracts for the purchase of services, pipe and other materials, as well as transportation
Purchase Obligation, Total	15,065
2015	5,965
2016	1,815
2017	1,211
2018	986
2019	966
Thereafter	4,122
Minimum future payments under operating leases
Aggregated minimum future payments under operating leases	1,240
Estimated annual lease payments for 2015	118
Estimated annual lease payments for 2016	114
Estimated annual lease payments for 2017	104
Estimated annual lease payments for 2018	63
Estimated annual lease payments for 2019	61
Thereafter	780
Total rental expense for operating leases	91	49	31
COMMITMENTS AND CONTINGENCIES
Economic interest (as a percent)							33.70%	20.60%	21.80%
Estimated volume of oil released (in barrels)											1,700					20,000	20,000				9,000
Percentage of pressure prior to the incident up to which operating pressure was restricted by PHMSA										80.00%
Period for Which Operating Pressure Restrictions are Removed by Pipeline and Hazardous Materials Safety Administration												12 months
Estimated cost													10					1,200				51
Estimated cost, net of tax														1	193					7
Lost revenue													2
Area affected by released crude oil																38	61
Estimated volume of oil removed from the pipeline as part of the repair (in barrels)																					1,400
Increase in estimated cost																		86				3
Increase in estimated cost, net of tax															12					0
Aggregate limited amount for pollution liability under insurance program				700															650
Amount of insurance claim recognized																		547
Amount of insurance claim recognized, net of tax															80
Expected insurance recovery																		650
Number of actions or claims filed																		7		1
Estimated fine or penalty amount																		48
Deductible amount					30	10
Civil penalty																		3.7
Minimum amount of civil penalties which may be assessed																		$ 40